Business combinations - Summary of Acquisition Date Fair Value of Each Major Class of Identifiable Assets and Liabilities Recognized (Detail) R$ in Thousands, $ in Thousands, £ in Millions					12 Months Ended
	Nov. 01, 2023 USD ($)	Apr. 12, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jul. 01, 2022 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 BRL (R$) shares	Jul. 16, 2024	May 24, 2024	Apr. 26, 2024 USD ($)	Apr. 26, 2024 GBP (£)	Apr. 02, 2024 USD ($)	Apr. 02, 2024 BRL (R$)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 BRL (R$)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ (6,811)
Contingent consideration recognised as of acquisition date	29,122				$ 65,975	$ 121,238
Consideration transferred, acquisition-date fair value	46,063
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date	(178)
Number of shares issued (in shares) | shares					159,468,552	153,586,168	148,253,938	153,586,168
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	6,633				$ 1,078	$ 112,164	$ 6,633
Equity interests of acquirer	(10,130)
Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid					151,826
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					(39,662)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					112,164
Non-cash reconciliation [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					$ 151,826
Number of shares issued (in shares) | shares					(14,690,000)
Identifiable Assets Acquired Including Goodwill					$ 144,938
Total consideration					311,454
Kamaroopin
Disclosure of detailed information about business combination [line items]
Cash transferred		$ (2,024)
Contingent consideration recognised as of acquisition date		4,707
Consideration transferred, acquisition-date fair value		16,861
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date		(178)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		1,846
Equity interests of acquirer		$ (10,130)
Voting equity interests acquired (in percent)		100.00%
Voting equity interests acquired (in percent)		100.00%
Patria Asset Management
Disclosure of detailed information about business combination [line items]
Cash transferred	(4,787)
Consideration transferred, acquisition-date fair value	29,202
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date	0
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	4,787
Equity interests of acquirer	$ 0
Voting equity interests acquired (in percent)	50.74%
Voting equity interests acquired (in percent)	50.74%
Patria Asset Management S.A. (“PAM”) [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date	$ 24,415
VBI
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid				$ 2,024		9,100		R$ 50,000							$ 4,900	R$ 25,000
Cash Consideration Payable				0
Preferred Dividends Payable Recognised As Of Acquisition Date				10,130
Contingent consideration recognised as of acquisition date				4,707
Consideration transferred, acquisition-date fair value				16,861
Non-controlling interest in acquiree recognised at acquisition date				0
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date				11,132
Consideration paid (received)				27,993
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date				(178)
Working Capital Recognised As Of Acquisition Date				(101)
Contractual Rights Intangible Assets Recognised As Of Acquisition Date				0
Customer-related intangible assets recognised as of acquisition date				10,560
Brands Intangible Assets Recognised As Of Acquisition Date				868
Property, plant and equipment recognised as of acquisition date				15
Identifiable assets acquired (liabilities assumed)				11,520
Identifiable Assets Acquired Including Goodwill				$ 16,473
Igah
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid			$ 4,787
Cash Consideration Payable			24,415
Preferred Dividends Payable Recognised As Of Acquisition Date			0
Contingent consideration recognised as of acquisition date			0
Consideration transferred, acquisition-date fair value			29,202
Non-controlling interest in acquiree recognised at acquisition date			(15,147)
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date			0
Consideration paid (received)			44,349
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date			0
Working Capital Recognised As Of Acquisition Date			0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date			30,911
Customer-related intangible assets recognised as of acquisition date			0
Brands Intangible Assets Recognised As Of Acquisition Date			0
Property, plant and equipment recognised as of acquisition date			0
Identifiable assets acquired (liabilities assumed)			30,911
Identifiable Assets Acquired Including Goodwill			$ 13,438
Tria
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value													$ 19,800	R$ 100,000
Non-controlling interest in acquiree recognised at acquisition date					0	$ (6,604)	$ 0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Voting equity interests acquired (in percent)													66.67%	66.67%
Voting equity interests acquired (in percent)													66.67%	66.67%
Tria | April 02, 2024
Disclosure of detailed information about business combination [line items]
Accounts Receivable Recognized As Of Acquisition Date					9,905
Recoverable taxes as of acquisition date					0
Current investments as of acquisition date					0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					(9,906)
Accounts Receivable Recognized As Of Acquisition Date					9,905
Other assets as of acquisition date					0
Accounts payables recognized as of acquisition date					0
Personnel liabilities recognized as of acquisition date					0
tax liabilities recognized as of acquisition date					0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date					0
Property, plant and equipment recognised as of acquisition date					0
Tax Assets And Liabilities Recognised As Of Acquisition Date					0
Lease Liability Recognized As Of Acquisition Date					0
Deferred consideration payable on acquisition					0
Other Assets And Other Liabilities Recognised As Of Acquisition Date					0
Non-compete recognised as of acquisition date					0
Identifiable assets acquired (liabilities assumed)					19,811
Identifiable Assets Acquired Including Goodwill					6,604
Tria | April 02, 2024 | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid					19,811
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					(19,811)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					0
Tria | April 02, 2024 | Non-cash reconciliation [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					$ 19,811
Number of shares issued (in shares) | shares					0
Identifiable Assets Acquired Including Goodwill					$ 6,604
Total consideration					26,415
Global Private Markets Solutions (“GPMS”) [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date											$ 29,100	£ 21.6
Global Private Markets Solutions (“GPMS”) [Member] | April 26, 2024
Disclosure of detailed information about business combination [line items]
Accounts Receivable Recognized As Of Acquisition Date					1,751
Recoverable taxes as of acquisition date					0
Current investments as of acquisition date					0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					(19,506)
Accounts Receivable Recognized As Of Acquisition Date					1,751
Other assets as of acquisition date					48,127
Accounts payables recognized as of acquisition date					(226)
Personnel liabilities recognized as of acquisition date					(7,170)
tax liabilities recognized as of acquisition date					0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date					92,754
Property, plant and equipment recognised as of acquisition date					0
Tax Assets And Liabilities Recognised As Of Acquisition Date					24
Lease Liability Recognized As Of Acquisition Date					0
Deferred consideration payable on acquisition					0
Other Assets And Other Liabilities Recognised As Of Acquisition Date					(54,258)
Non-compete recognised as of acquisition date					4,358
Identifiable assets acquired (liabilities assumed)					104,866
Identifiable Assets Acquired Including Goodwill					30,544
Global Private Markets Solutions (“GPMS”) [Member] | April 26, 2024 | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid					73,772
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					(19,506)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					54,266
Global Private Markets Solutions (“GPMS”) [Member] | April 26, 2024 | Non-cash reconciliation [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					(73,772)
Identifiable Assets Acquired Including Goodwill					61,638
Total consideration					135,410
CSHG Real Estate
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Voting equity interests acquired (in percent)										100.00%
Voting equity interests acquired (in percent)										100.00%
CSHG Real Estate | May 24, 2024 [Member]
Disclosure of detailed information about business combination [line items]
Accounts Receivable Recognized As Of Acquisition Date					0
Recoverable taxes as of acquisition date					0
Current investments as of acquisition date					0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					0
Accounts Receivable Recognized As Of Acquisition Date					0
Other assets as of acquisition date					0
Accounts payables recognized as of acquisition date					0
Personnel liabilities recognized as of acquisition date					(1,903)
tax liabilities recognized as of acquisition date					0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date					114,107
Property, plant and equipment recognised as of acquisition date					0
Tax Assets And Liabilities Recognised As Of Acquisition Date					0
Lease Liability Recognized As Of Acquisition Date					0
Deferred consideration payable on acquisition					(4,368)
Other Assets And Other Liabilities Recognised As Of Acquisition Date					0
Non-compete recognised as of acquisition date					0
Identifiable assets acquired (liabilities assumed)					107,836
Identifiable Assets Acquired Including Goodwill					20,745
CSHG Real Estate | May 24, 2024 [Member] | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid					58,243
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					0
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					58,243
CSHG Real Estate | May 24, 2024 [Member] | Non-cash reconciliation [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					$ (58,243)
Number of shares issued (in shares) | shares					0
Identifiable Assets Acquired Including Goodwill					$ 70,338
Total consideration					128,581
Nexus
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Voting equity interests acquired (in percent)									100.00%
Voting equity interests acquired (in percent)									100.00%
Nexus | July 16, 2024 [Member]
Disclosure of detailed information about business combination [line items]
Accounts Receivable Recognized As Of Acquisition Date					491
Recoverable taxes as of acquisition date					376
Current investments as of acquisition date					3
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					(345)
Accounts Receivable Recognized As Of Acquisition Date					491
Other assets as of acquisition date					2
Accounts payables recognized as of acquisition date					0
Personnel liabilities recognized as of acquisition date					(255)
tax liabilities recognized as of acquisition date					(474)
Contractual Rights Intangible Assets Recognised As Of Acquisition Date					9,872
Property, plant and equipment recognised as of acquisition date					22
Tax Assets And Liabilities Recognised As Of Acquisition Date					(235)
Lease Liability Recognized As Of Acquisition Date					95
Deferred consideration payable on acquisition					0
Other Assets And Other Liabilities Recognised As Of Acquisition Date					(768)
Non-compete recognised as of acquisition date					1,211
Identifiable assets acquired (liabilities assumed)					10,495
Identifiable Assets Acquired Including Goodwill					10,553
Nexus | July 16, 2024 [Member] | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid					0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					(345)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					(345)
Nexus | July 16, 2024 [Member] | Non-cash reconciliation [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date					$ 0
Number of shares issued (in shares) | shares					(14,690,000)
Identifiable Assets Acquired Including Goodwill					$ 6,358
Total consideration					$ 21,048